EMPLOYEE EQUITY INCENTIVE PLAN (Stock Options Outstanding) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	32,649,420
Weighted average exercise price	$ 0.14
Weighted average remaining contractual life	5 years 11 months 8 days
Aggregate intrinsic value	$ 1,682,009
Number exercisable	24,784,420
Weighted average exercise price	$ 0.12
Weighted average remaining contractual life	5 years 3 months
Aggregate intrinsic value	$ 1,668,134
Employee Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.14	$ 0.14	$ 0.10	$ 0.10
Options expected to vest	7,865,000
Options expected to vest, weighted-average exercise price	$ 0.20
Options expected to vest, weighted-average remaining contractual term	8 years 1 month 17 days
Options expected to vest, aggregate intrinsic value	$ 13,875
$0.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.07
Number outstanding	4,064,337
Aggregate intrinsic value	$ 476,544
Number exercisable	4,064,337
Aggregate intrinsic value	$ 476,544
$0.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.09
Number outstanding	1,600,000
Aggregate intrinsic value	$ 160,400
Number exercisable	1,600,000
Aggregate intrinsic value	$ 160,400
$0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.10
Number outstanding	6,925,040
Aggregate intrinsic value	$ 640,566
Number exercisable	6,925,040
Aggregate intrinsic value	$ 640,566
$0.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.12
Number outstanding	2,000,000
Aggregate intrinsic value	$ 136,000
Number exercisable	2,000,000
Aggregate intrinsic value	$ 136,000
$0.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.13
Number outstanding	2,772,520
Aggregate intrinsic value	$ 172,364
Number exercisable	2,772,520
Aggregate intrinsic value	$ 172,364
$0.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.14
Number outstanding	400,000
Aggregate intrinsic value	$ 18,500
Number exercisable	100,000
Aggregate intrinsic value	$ 4,625
$0.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.15
Number outstanding	2,112,523
Aggregate intrinsic value	$ 77,635
Number exercisable	2,112,523
Aggregate intrinsic value	$ 77,635
$0.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.19
Number outstanding	7,655,000
Aggregate intrinsic value
Number exercisable	3,315,000
Aggregate intrinsic value
$0.22 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average exercise price	$ 0.22
Number outstanding	5,120,000
Aggregate intrinsic value
Number exercisable	1,895,000
Aggregate intrinsic value